Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Composition of Income (Loss) Before Income Taxes and Income Tax Expense (Benefit)

	Year Ended December 31,
	2012	2011	2010
	U.S. Dollars
Income (loss) before income taxes:
Israel	(1,299)	677	(645)
Non-Israeli	1,512	5,445	4,018

	213	6,122	3,373

Income tax expense (benefit):
Current:
Israel	44	45	35
Non-Israeli	398	735	562

	442	780	597
Deferred:
Israel	-	-	-
Non-Israeli	(232)	(36)	(40)
	(232)	(36)	(40)

	210	744	557

Reconciliation of The Theoretical Income Tax Expense (Benefit)

	Year Ended December 31,
	2012	2011	2010
	U.S. Dollars
Income before income taxes	213	6,122	3,373

Statutory tax rate	25%	24%	25%

Theoretical income tax expense	53	1,469	843

Increase (decrease) in income tax expense resulting from:

Tax expense (benefits) arising from "Approved and Beneficiating Enterprises" and preferential tax rate in China	492	3,347	(588)

Change in valuation allowance *	(983)	(5,423)	1,233

Non-deductible expenses	548	37	49

Differences between Israeli currency
and dollar-adjusted financial statements-net	160	686	(809)

Nondeductible stock-based compensation	102	102	44

Other **	(162)	526	(215)

Actual income tax expense	210	744	557

Per share effect of the tax benefits arising from
"Approved and Beneficiating Enterprises" and
preferential tax rate in China:

Basic	$0.02	$0.11	$(0.02)

Diluted	$0.02	$0.11	$(0.02)

*	Included within the change in valuation allowance are realized benefits of operating loss carryforwards of $635, $2,007, and $40 for the years ended December 31, 2012, 2011 and 2010, respectively.

**	Mainly due to foreign tax rate differential.

Schedule of Deferred Tax Assets and Liabilities

	December 31
	2012	2011
	U.S. Dollars
Deferred tax assets:
Allowance for doubtful accounts	82	136
Accrued warranty	26	90
Unearned revenue	182	150
Severance pay	22	21
Accrued expenses	370	471
Net operating losses (NOL) carryforwards	4,258	4,695

Other temporary differences*	1,005	1,159

Total gross deferred tax assets	5,945	6,722
Valuation allowance	(5,141)	(6,124)

Deferred tax asset, net of valuation allowance	804	598

Deferred tax liability:
Long- lived assets	(330)	(356)

Net deferred tax assets	474	242

* Other temporary differences mainly relate to research and development expenses